Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Income before taxes on income:
Domestic	$250,831	$268,446	$310,134
Foreign	(24,337)	24,112	73,317
	$226,494	$292,558	$383,451

Schedule Of Taxes On Income

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Current taxes:
Domestic	$41,553	$40,357	$36,888
Foreign	4,045	6,593	9,635
	45,598	46,950	46,523
Adjustment for previous years:
Domestic (*)	(19,404)	(10,681)	82,407
Foreign	(330)	(124)	16
	(19,734)	(10,805)	82,423
Deferred income taxes:
Domestic	(5,434)	(6,607)	342
Foreign	2,483	(5,407)	2,099
	(2,951)	(12,014)	2,441
Total taxes on income	$22,913	$24,131	$131,387

Total:
Domestic	$16,715	$23,069	$119,637
Foreign	6,198	1,062	11,750
Total taxes on income	$22,913	$24,131	$131,387
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Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2023	2022
Balance at the beginning of the year	$86,176	$82,380
Additions (reductions) related to interest and currency translation	1,810	(4,758)
Additions based on tax positions related to prior period	28	552
Reductions related to tax positions taken during a prior period	(11,059)	(5,624)
Reductions related to settlement of tax matters	(11,258)	(5,874)
Additions based on tax positions taken during the current period	16,511	19,844
Reductions related to a lapse of applicable statute of limitation	(1,150)	(344)
Balance at the end of the year	$81,058	$86,176

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Reserves and allowances	$61,945	$80,746
Inventory allowances	18,007	19,860
Property, plant and equipment	2,751	4,152
Operating lease right of use assets	19,913	44,341
Other assets	116,524	93,252
Net operating loss carry-forwards	94,776	87,490
	313,916	329,841

Valuation allowance	(165,199)	(164,906)
	148,717	164,935

Deferred tax liabilities:
Intangible assets	(74,892)	(77,661)
Property, plant and equipment	(35,956)	(28,767)
Operating lease liabilities	(19,479)	(43,596)
Reserves and allowances	(9,155)	(13,723)
	(139,482)	(163,747)
Net deferred tax assets	$9,235	$1,188

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Income before taxes as reported in the consolidated statements of income	$226,494	$292,558	$383,451
Statutory tax rate	23%	23%	23%
Theoretical tax expense	$52,094	$67,288	$88,194
Tax benefit arising from reduced rate as "Preferred Enterprise” and other tax benefits (*)	(27,741)	(26,281)	(36,043)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(3,508)	(17,946)	4,813
Changes in carry-forward losses and valuation allowances	12,714	27,905	(7,243)
Taxes resulting from non-deductible expenses	2,299	795	5,272
Difference in basis of measurement for financial reporting and tax return purposes	8,339	(15,060)	(5,851)
Taxes in respect of prior years (see Note 18D above)	(19,734)	(10,805)	82,423
Other differences, net	(1,550)	(1,765)	(178)
Actual tax expenses	$22,913	$24,131	$131,387
Effective tax rate	10.12%	8.25%	34.26%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.63	$0.59	$0.82